Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other receivables [line items]
Trade receivables	£ 5,487	£ 5,176
Other receivables	1,376	890
Trade receivables	7,202	6,423
Financial assets	14,828	12,402
Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Expected credit loss allowance on trade receivables credit impaired	11	7
Financial assets	707	376
Expected credit loss allowance	8	5
Trade and other receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of trade and other receivables [line items]
Financial assets	0	41
Trade and other receivables [member] | Remaining Balance [member]
Disclosure of trade and other receivables [line items]
Financial assets	707	335
Financial instruments credit-impaired [member] | Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Trade receivables	110	71
Associates and joint ventures [member]
Disclosure of trade and other receivables [line items]
Trade receivables	0	15
Other receivables	£ 0	£ 0